UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JULY 31, 2011

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	July 31, 2011

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 1.0%
194,267	Johnson Controls Inc.	$7,178,166

Hotels, Restaurants & Leisure - 1.1%
86,030	McDonald’s Corp.	7,439,874

Media - 12.3%
453,698	DISH Network Corp., Class A Shares	13,443,072	*
1,361,164	News Corp., Class A Shares	21,805,847
510,499	SES, FDR	13,799,260	(a)
248,649	Time Warner Cable Inc.	18,228,458
511,404	Time Warner Inc.	17,980,965

	Total Media	85,257,602

Multiline Retail - 1.1%
146,862	Target Corp.	7,561,924

Specialty Retail - 1.3%
268,874	Home Depot Inc.	9,391,769

	TOTAL CONSUMER DISCRETIONARY	116,829,335

CONSUMER STAPLES - 12.7%
Beverages - 1.6%
192,720	Anheuser-Busch InBev NV, ADR	11,096,818

Food & Staples Retailing - 1.9%
357,455	CVS Caremark Corp.	12,993,489

Food Products - 1.0%
214,716	Unilever PLC, ADR	6,883,795

Household Products - 2.6%
278,339	Kimberly-Clark Corp.	18,192,237

Tobacco - 5.6%
186,872	Altria Group Inc.	4,914,734
80,752	Lorillard Inc.	8,577,477
354,486	Philip Morris International Inc.	25,228,769

	Total Tobacco	38,720,980

	TOTAL CONSUMER STAPLES	87,887,319

ENERGY - 14.4%
Energy Equipment & Services - 2.9%
252,177	Halliburton Co.	13,801,647
106,499	Transocean Ltd.	6,556,078

	Total Energy Equipment & Services	20,357,725

Oil, Gas & Consumable Fuels - 11.5%
66,221	Apache Corp.	8,192,862
1,011,383	El Paso Corp.	20,783,921
218,109	Exxon Mobil Corp.	17,402,917
138,279	Royal Dutch Shell PLC, ADR, Class A Shares	10,171,803
282,108	Suncor Energy Inc.	10,782,168
227,684	Total SA, ADR	12,310,874

	Total Oil, Gas & Consumable Fuels	79,644,545

	TOTAL ENERGY	100,002,270

FINANCIALS - 19.1%
Capital Markets - 2.9%
223,563	Bank of New York Mellon Corp.	5,613,667
460,979	Charles Schwab Corp.	6,882,416
186,516	State Street Corp.	7,734,819

	Total Capital Markets	20,230,902

Commercial Banks - 5.2%
570,025	U.S. Bancorp	14,854,851
758,541	Wells Fargo & Co.	21,193,636

	Total Commercial Banks	36,048,487

Consumer Finance - 1.6%
218,496	American Express Co.	10,933,540

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2011

SHARES	SECURITY	VALUE
Diversified Financial Services - 3.0%
521,223	JPMorgan Chase & Co.	$21,083,470

Insurance - 6.4%
246,969	Loews Corp.	9,846,654
387,842	Marsh & McLennan Cos. Inc.	11,437,460
157,137	MetLife Inc.	6,475,616
345,366	Progressive Corp.	6,796,803
181,991	Travelers Cos. Inc.	10,033,164

	Total Insurance	44,589,697

	TOTAL FINANCIALS	132,886,096

HEALTH CARE - 7.7%
Health Care Providers & Services - 1.1%
115,262	WellPoint Inc.	7,785,948

Pharmaceuticals - 6.6%
191,766	Johnson & Johnson	12,424,519
399,121	Merck & Co. Inc.	13,622,000
199,227	Novartis AG, ADR	12,192,693
384,768	Pfizer Inc.	7,402,936

	Total Pharmaceuticals	45,642,148

	TOTAL HEALTH CARE	53,428,096

INDUSTRIALS - 9.8%
Aerospace & Defense - 3.7%
291,829	Honeywell International Inc.	15,496,120
229,190	Raytheon Co.	10,251,669

	Total Aerospace & Defense	25,747,789

Industrial Conglomerates - 4.4%
829,600	General Electric Co.	14,858,136
185,111	United Technologies Corp.	15,334,595

	Total Industrial Conglomerates	30,192,731

Machinery - 1.7%
241,925	Illinois Tool Works Inc.	12,047,865

	TOTAL INDUSTRIALS	67,988,385

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.3%
198,853	Motorola Solutions Inc.	8,926,511	*

Computers & Peripherals - 1.8%
348,197	Hewlett-Packard Co.	12,242,607

Electronic Equipment, Instruments & Components - 1.2%
249,267	TE Connectivity Ltd.	8,582,263

IT Services - 2.5%
95,622	International Business Machines Corp.	17,388,861

Office Electronics - 1.9%
1,414,959	Xerox Corp.	13,201,567

Software - 1.7%
423,538	Microsoft Corp.	11,604,941

	TOTAL INFORMATION TECHNOLOGY	71,946,750

MATERIALS - 2.9%
Chemicals - 1.7%
137,692	Air Products & Chemicals Inc.	12,217,411

Containers & Packaging - 1.2%
215,783	Crown Holdings Inc.	8,288,225	*

	TOTAL MATERIALS	20,505,636

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
320,491	AT&T Inc.	9,377,567
273,409	CenturyLink Inc.	10,146,208
201,950	Verizon Communications Inc.	7,126,815

	TOTAL TELECOMMUNICATION SERVICES	26,650,590

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2011

SHARES	SECURITY			VALUE
UTILITIES - 1.8%
Multi-Utilities - 1.8%
243,162	Sempra Energy			$12,325,882

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $525,872,522)			690,450,359

FACE AMOUNT		RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
$3,332,000	Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity - $3,332,036; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value - $3,398,641) (Cost - $3,332,000)	0.130%	8/1/11	3,332,000

	TOTAL INVESTMENTS - 99.9% (Cost - $529,204,522#)			693,782,359
	Other Assets in Excess of Liabilities - 0.1%			605,387

	TOTAL NET ASSETS - 100.0%			$694,387,746

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Large Cap Value Fund (the “Fund”) is a separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$103,030,075	$13,799,260	—	$116,829,335
Other common stocks	573,621,024	—	—	573,621,024

Total long-term investments	$676,651,099	$13,799,260	—	$690,450,359

Short-term investments†	—	3,332,000	—	3,332,000

Total investments	$676,651,099	$17,131,260	—	$693,782,359

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$186,861,820
Gross unrealized depreciation	(22,283,983)

Net unrealized appreciation	$164,577,837

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	September 22, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date:	September 22, 2011